Product Warranty - Change in Company's Warranty Expense, Actual Warranty Experience and Accrued Warranty Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Product Warranty [Line Items]
Accrued warranty obligations, Beginning Balance	$ 408	$ 459	$ 252
Actual warranty experience during fiscal year	(474)	(685)	(657)
Fiscal warranty provision	392	622	806
Adjustments for changes in estimate	(8)	12	58
Accrued warranty obligations, Ending Balance	$ 318	$ 408	$ 459